Convertible Notes Payable (Details 1) - shares	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 26, 2026	Mar. 31, 2026	Sep. 30, 2025
Stock Price	9.00	4.74	9.53
Equity Volatility	73.00%	59.00%	52.00%
Discount Rate		45.00%	41.00%
Risk free rate of return	3.54%		3.70%
Term to maturity (years)			9 months 25 days
Maximum [Member]
Risk free rate of return		3.67%
Term to maturity (years)		3 months 25 days
Minimum [Member]
Risk free rate of return		3.68%
Term to maturity (years)		5 months 12 days